CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 52,352	$ 12,801
Restricted cash	2,493	3,116
Accounts receivable, net	43,311	44,826
Income tax receivable	197	1,511
Prepaid expenses and other current assets	4,783	4,965
Total current assets	103,136	67,219
Defered tax assets, net	476	436
Investments	2,130	255
Property and equipment, net	4,586	4,263
Operating lease right of use assets	10,367
Goodwill	681	695
Other assets	2,071	2,219
Total assets	123,447	75,087
CURRENT LIABILITIES:
Bank overdrafts	738	845
Notes payable-banks	19,908	11,889
Accounts payable	5,808	5,886
Accrued expenses and other current liabilities	35,033	42,673
Income tax payable	162	1,958
Value added tax (VAT) payable	6,476	11,439
Operating lease liabilities, current	2,725
Loan payable	1,121
Loan payable to related parties	1,538	368
Convertible notes payable to a related party	2,000
Total current liabilities	75,509	75,058
Convertible notes payable to a related party		30,932
Loan payable		2,288
Operating lease liabilities, non current	7,562
Other liabilities	1,761	1,665
Total liabilities	84,832	109,943
COMMITMENTS AND CONTINGENCIES (NOTE 18)
REDEEMABLE NON-CONTROLLING INTERESTS (NOTE 13)	74,300
SHAREHOLDERS' DEFICIT:
Common stock, €0.45 par value; 150,000,000 and 33,333,334 shares authorized as of December 31, 2019 and 2018, respectively. 35,433,333 and 25,100,000 shares issued and outstanding as of December 31, 2019 and 2018, respectively	18,120	12,896
Additional paid-in capital	26,972	23,457
Accumulated deficit	(73,006)	(64,964)
Accumulated other comprehensive loss	(6,172)	(6,245)
Non-controlling interests in subsidiaries	(1,599)
Total shareholders' deficit	(35,685)	(34,856)
Total liabilities and shareholders' deficit	$ 123,447	$ 75,087